Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables and Amounts Due from Related Parties (Details) - Accounts Receivables - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A | Advertising Platform
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		13.00%
Customer B | Advertising and Marketing Customer
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	11.00%
Customer C | Advertising and Marketing Customer (Related Party – Note 21)
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	14.00%	23.00%
Customer D | Advertising and Marketing Customer
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	22.00%